Concentration (Tables)	12 Months Ended
Jun. 30, 2025
Concentration [Abstract]
Schedule of Customer Concentration Risk

The following table sets forth a summary of customers who each represents 10% or more of the Group’s total accounts receivable for the years presented:

	As of June 30,	As of June 30,
	2025	2024
Customer A	25.2%	35.3%
Customer B	23.1%	*
Customer C	18.7%	27.5%
Customer D	12.6%	*
Customer E	10.4%	*
Total	90.0%	62.8%
*	The percentage is below 10%.

The following table sets forth a summary of customers who each represents 10% or more of the Group’s total revenue for the years presented.

	For the fiscal years ended June 30,
	2025	2024	2023
Customer C	27.5%	26.9%	28.4%
Customer A	25.8%	37.5%	46.3%
Customer B	16.2%	*	*
Total	69.5%	64.4%	74.7%

The following table sets forth any supplier who represents 10% or more of the Group’s total accounts payable for the years presented:

	As of June 30,
	2025	2024
Supplier A	99.4%	100.0%
Total	99.4%	100.0%

The following table sets forth a summary of suppliers who each represents 10% or more of the Group’s total purchase for the years presented:

	For the fiscal years ended June 30,
	2025	2024	2023
Supplier A	99.9%	100.0%	100.0%
Total	99.9%	100.0%	100.0%